LEASES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Mar. 31, 2021
Unamortized lease right of use asset	$ 243,494	$ 136,390
Lease liability		149,655
Unamortized operating lease right of use asset		320,922
Finance Lease, Right-of-Use Asset, after Accumulated Amortization		184,532
Lease liability		302,225
Finance Lease, Liability		$ 152,570
White River Holdings Corp [Member]
Lease description	For the expected term of the lease the Company used the initial terms ranging between 42 and 60 months
Unamortized lease right of use asset	$ 243,494		$ 362,267
Lease liability	$ 265,498
Minimum [Member]
Operating Lease, Weighted Average Discount Rate, Percent		0.00%
Minimum [Member] | White River Holdings Corp [Member]
Discount rate percentage	2.50%
Maximum [Member]
Operating Lease, Weighted Average Discount Rate, Percent		11.36%
Maximum [Member] | White River Holdings Corp [Member]
Discount rate percentage	11.36%